                                     485APOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 27                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 27                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64141
________________________________________________________________________
                   (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: December 20, 2002

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on December 20, 2002 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Your
American Century
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS
International Growth Fund

DECEMBER 20, 2002

EFFECTIVE  JANUARY  30,  2003,  INTERNATIONAL  GROWTH FUND WILL BE CLOSED TO NEW
RETAIL INVESTORS,  BUT WILL BE AVAILABLE THROUGH FINANCIAL  INTERMEDIARIES.  ANY
SHAREHOLDER  WITH AN OPEN  ACCOUNT AS OF JANUARY  30,  2003 MAY MAKE  ADDITIONAL
INVESTMENTS AND REINVEST  DIVIDENDS AND CAPITAL GAINS  DISTRIBUTIONS  AS LONG AS
SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one prospectus. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements. Neither class of shares has any up-front or deferred charges, commissions or 12b-1 fees.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

               [graphic of triangle]

               This symbol is used throughout the book to highlight definitions of key investment terms and to provide other helpful
               information.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and  the U.S. dollar.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking diversification of your investment portfolio through investment in foreign securities

*  comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities

*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

INTERNATIONAL GROWTH - INVESTOR CLASS(1)

[data from bar chart]

2001           -26.79%
2000           -15.01%
1999            64.44%
1998            19.01%
1997            19.72%
1996            14.43%
1995            11.89%
1994            -4.76%
1993            42.65%
1992             4.84%

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was __________.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 Highest                    Lowest
--------------------------------------------------------------------------------
International Growth             48.19% (4Q 1999)           -17.94% (3Q 1998)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

                                                                             3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2001            1 year    5 years   10 years   Life of Fund
----------------------------------------------------------------------------------------------------
Investor Class
Return Before Taxes                                      -26.79%   7.83%     10.27%     10.62%(1)
Return After Taxes on Distributions                      -26.82%   5.79%     8.35%      N/A(1)
Return After Taxes on Distributions
   and Sale of Fund Shares                               -16.23%   6.05%     8.05%      N/A(1)
MSCI EAFE Index                                          -21.44%   0.89%     4.46%      4.50%(1)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------
Institutional Class
Return Before Taxes                                      -26.55%   N/A       N/A         5.89%(2)
MSCI EAFE Index                                          -21.44%   N/A       N/A         0.88%(3)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------

(1)  The inception date for the Investor Class is May 9, 1991. Only a fund with performance history for less than 10 years shows after-tax returns for life of fund.

(2)  The inception date for the Institutional Class is November 20, 1997.

(3)  Since November 20, 1997, the date closest to the Institutional Class inception for which data is available.

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          Management   Distribution and      Other        Total Annual Fund
                          Fee(1)       Service (12b-1) Fees  Expenses(2)  Operating Expenses
---------------------------------------------------------------------------------------------
International Growth
    Investor Class        1.21%        None                  0.00%        1.21%
---------------------------------------------------------------------------------------------
    Institutional Class   1.01%        None                  0.00%        1.01%
---------------------------------------------------------------------------------------------

(1)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year    3 years    5 years   10 years
---------------------------------------------------------------------
International Growth
    Investor Class         $123      $383       $662      $1,458
---------------------------------------------------------------------
    Institutional Class    $103      $321       $556      $1,231
---------------------------------------------------------------------

                                                                            5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or ACCELERATING, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

               [graphic of triangle]

               ACCELERATING growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the fund.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

6

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of foreign companies.  The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

*  International Growth's assets will be invested primarily in securities of companies located in at least three developed countries (excluding the United
   States).

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market countries (non-developed) means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

                                                                             7

Investing in securities of smaller foreign companies generally presents unique risks in  addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions.  These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the  long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in this fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares of the fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the
Funds to the Advisor as a
Percentage of Average Net Assets
for the Most Recent Fiscal
Year Ended November 30, 2002           Investor Class     Institutional Class
--------------------------------------------------------------------------------
International Growth                   1.21%              1.01%
--------------------------------------------------------------------------------

                                                                             9

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages International Growth since April 1994. He joined
American Century in 1993 as an Investment Analyst and was promoted to Portfolio
Manager in April 1994. He has a bachelor's degree in business from the
University of Washington.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Growth since rejoining American
Century in April 1997. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a
bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

KEITH CREVELING

Mr. Creveling, Portfolio Manager, has been a member of the team that manages
International Growth since April 2002.  He joined American Century in October
1999 as an analyst.  Prior to joining American Century, he was an analyst at
Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Harriman from July 1995 to September 1996.  He has a bachelor of science degree in accounting from Drexel University and an MBA from the
Stern School of Busines, New York University.  He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

10

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

                                                                              11

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
Investor Relations                            Service Representative
1-800-345-2021                                1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail or fax section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the By wire - Open an account instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

12

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

                                                                             13

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum investments are $2,000 for a Coverdell Education
Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

               [graphic of triangle]

               PERSONAL ACCOUNTS include individual accounts, joint accounts,
               UGMA/UTMA accounts, personal trusts, Education Savings Accounts
               (formerly Education IRAs) and traditional, Roth and Rollover
               IRAs.  If you have only business, business retirement,
               employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund.  If you invest with is through a financial  intermediary,  the minimum investment  requirement  may be met by  aggregating  the  investments of various clients of your financial  intermediary.  The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment  in our  family  of funds of $10  million  or more  ($5  million  for endowments  and  foundations).  In addition,  financial  intermediaries  or plan recordkeepers  may require  retirement  plans to meet certain other  conditions, such as plan size or a minimum level of assets per  participant,  in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days -- or to honor certain REDEMPTIONS with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

14

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

                                                                             15

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received  in the form required by American Century. This may include,  for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income, if any, once a year in December.
Distributions from realized capital gains are paid twice a year, usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

We will reinvest distributions unless you elect to receive them in cash.

                                                                             17

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for            Tax Rate for
Type of Distribution                 10% and 15% Brackets    All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate    Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                     20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                      20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

18

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                             19

MULTIPLE CLASS INFORMATION

American Century offers six classes of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class
and Advisor Class. The shares offered by this Prospectus are Investor Class and
Institutional Class shares. Investor and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C or Advisor Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

20

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

                                                                            21

INTERNATIONAL GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30

Per-Share Data
                                        2001         2000          1999          1998        1997
------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                  $12.05       $13.02         $9.25        $9.22        $8.73
                                     ---------    ---------      ---------    ----------   ---------
Income From Investment Operations
  Net Investment
    Income (Loss)(1)                    0.04        (0.02)         (0.01)        0.03         --(2)
  Net Realized and
    Unrealized Gain (Loss)             (2.50)       (0.22)          3.95         1.31         1.41
                                     ---------    ---------      ---------    ----------   ---------
  Total From
    Investment Operations              (2.46)       (0.24)          3.94         1.34         1.41
                                     ---------    ---------      ---------    ----------   ---------
Distributions
  From Net Investment
    Income                                --        (0.01)         (0.02)       (0.03)          --
  From Net Realized Gains              (1.33)       (0.72)         (0.15)       (1.28)      (0.92)
  In Excess of Net
     Realized Gains                    (0.40)          --             --           --          --
                                     ---------    ---------      ---------    ----------   ---------
  Total Distributions                  (1.73)       (0.73)         (0.17)       (1.31)      (0.92)
                                     ---------    ---------      ---------    ----------   ---------
Net Asset Value,
  End of Period                        $7.86        $12.05         $13.02       $9.25       $9.22
                                     =========    =========      =========    ==========   =========
  Total Return((3))                   (24.18)%      (2.47)%        43.22%       16.74%      18.12%

Ratios/Supplemental Data
                                          2001         2000         1999          1998        1997
------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets                    1.21%        1.20%         1.27%        1.33%       1.38%(4)

Ratio of Net Investment Income
(Loss) to Average Net Assets             0.48%      (0.16)%       (0.06)%        0.33%         0.04%

Portfolio Turnover Rate                   178%         116%          117%         190%          163%

Net Assets, End of Period
(in thousands)                      $3,290,867   $4,455,433    $3,701,903   $2,448,162    $1,728,617

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another

(4)  American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% for the year ended November 30,
     1997.

22

INTERNATIONAL GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

Per-Share Data
                                   2001         2000         1999        1998       1997(1)
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $12.07       $13.05        $9.28       $9.22       $9.26
                                 --------     --------     --------     --------    --------
Income From
Investment Operations
  Net Investment Income(2)         0.06         0.01         --(3)       0.05        --(3)
  Net Realized and
      Unrealized Gain (Loss)      (2.50)       (0.24)        3.96        1.32       (0.04)
                                 --------     --------     --------     --------    --------
  Total From Investment
      Operations                  (2.44)       (0.23)        3.96        1.37       (0.04)
                                 --------     --------     --------     --------    --------
Distributions
 From Net Investment
   Income                             --       (0.03)       (0.04)      (0.03)          --
  From Net Realized Gains         (1.35)       (0.72)       (0.15)      (1.28)          --
  In Excess of Net
      Realized Gains              (0.40)          --           --          --           --
                                 --------     --------     --------     --------    --------
  Total Distributions             (1.75)       (0.75)       (0.19)      (1.31)          --
                                 --------     --------     --------     --------    --------
Net Asset Value,
  End of Period                   $7.88       $12.07       $13.05       $9.28       $9.22
                                 ========    ========     ========    =========    =========
  Total Return((4))              (23.96)%      (2.35)%      43.40%      17.14%      (0.43)%

Ratios/Supplemental Data
                                   2001         2000         1999        1998       1997(1)
----------------------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets              1.01%        1.00%        1.07%       1.13%     1.18%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets       0.68%        0.04%        0.14%       0.53%   (0.53)%(5)

Portfolio Turnover Rate             178%         116%         117%        190%      163%(6)

Net Assets, End of Period
(in thousands)                  $353,399     $371,255     $132,031     $13,562     $18,846

(1) November 20, 1997 (commencement of sale) through November 30, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level.  Percentage indicated
    was calculated for the year ended
    November 30, 1997.

                                                                            23

NOTES

24

NOTES

                                                                            25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference               Fund Code     Ticker     Newspaper Listing
------------------------------------------------------------------------------
International Growth
     Investor Class          041           TWIEX      Intl Gr
------------------------------------------------------------------------------
     Institutional Class     341           TGRIX      Intl Gr
------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0212
SH-PRS-30907

Your
American Century
Prospectus

A CLASS
B CLASS
C CLASS
ADVISOR CLASS

International Growth Fund

DECEMBER 20, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about four classes of shares into one prospectus. These classes are all offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please call your investment professional, who will be happy to assist you.

Sincerely,

/s/W. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

               [graphic of triangle]

               This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking diversification of your investment portfolio through investment in foreign securities

*  comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities

*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Sales charges are not reflected in the chart below. If they had been  included, returns would be lower than those shown. The return of the fund's other classes of shares will differ from the Advisor Class returns shown in the chart, depending on the expenses of those classes.

INTERNATIONAL GROWTH - ADVISOR CLASS(1)

[data from bar chart]

2001           -27.00%
2000           -15.27%
1999            64.06%
1998            18.86%
1997            19.43%

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was _________.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               Highest                      Lowest
--------------------------------------------------------------------------------
International Growth           48.12% (4Q 1999)             -18.06% (3Q 1998)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares. Because the fund's A, B and C Class shares did not have a full calendar year's worth of performance they are not included.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

                                                                             3

The benchmark is an unmanaged index that have no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2001             1 year     5 years   Life of Fund
-------------------------------------------------------------------------------------------
International Growth(1)
Return Before Taxes                                       -27.00%    7.57%     8.37%
Return After Taxes on Distributions                       -26.95%    5.62%     5.86%
Return After Taxes on Distributions
   and Sale of Fund Shares                                -16.35%    5.88%     6.25%
MSCI EAFE Index                                           -21.44%    0.89%     1.16%
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------

(1)  The inception date for the Advisor Class shares of the fund is
     October 2, 1996.

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

4

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold  shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               A Class   B Class   C Class   Advisor Class
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               5.75%     None      None      None
    (as a percentage of offering price)
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None(1)   5.00%(2)  1.00%(3)  None
    (as a percentage of the original offering price
    for B Class shares or the lower of the original offering
    price or redemption proceeds for A and C Class shares)
-----------------------------------------------------------------------------------------------------------

(1)  Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

(2)  This charge is 5.00% in the first year after purchase, declines over the next five years and is eliminated after six years.

(3)  This charge is eliminated after one year.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          Management   Distribution and          Other         Total Annual Fund
                          Fee(1)       Service (12b-1) Fees(2)   Expenses(3)   Operating Expenses
--------------------------------------------------------------------------------------------------
International Growth
    A Class               1.21%        0.25%                     0.00%         1.46%
--------------------------------------------------------------------------------------------------
    B Class               1.21%        1.00%                     0.00%         2.21%
--------------------------------------------------------------------------------------------------
    C Class               1.21%        1.00%                     0.00%         2.21%
--------------------------------------------------------------------------------------------------
    Advisor Class(4)      0.96%        0.50%                     0.00%         1.46%
--------------------------------------------------------------------------------------------------

(1)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  The 12b-1 fee is designed to permit  investors to purchase  shares  through
     broker-dealers,    banks,   insurance   companies   and   other   financial
     intermediaries.  A  portion  of the  fee may be  used  to  compensate  such financial  intermediaries for ongoing recordkeeping,  administrative and/or individual  shareholder  services  that would  otherwise be performed by an affiliate  of the  advisor,  and a portion is used to  compensate  them for distribution and other  shareholder  services.  For more  information,  see
     Service and Distribution Fees, page 22.

(3)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(4)  Half of the Advisor Class 12b-1 fee is for shareholder services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares, but the fee for core investment advisory services is the same for all classes.

                                                                              5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year    3 years    5 years   10 years
-------------------------------------------------------------------------
International Growth
    A Class                $714      $1,008     $1,322    $2,210
-------------------------------------------------------------------------
    B Class                $722      $986       $1,374    $2,332
-------------------------------------------------------------------------
    C Class                $224      $692       $1,184    $2,513
-------------------------------------------------------------------------
    Advisor Class          $148      $459       $793      $1,734
-------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                           1 year    3 years    5 years   10 years
-------------------------------------------------------------------------
International Growth
    A Class                $714      $1,008     $1,322    $2,210
-------------------------------------------------------------------------
    B Class                $222      $686       $1,174    $2,332
-------------------------------------------------------------------------
    C Class                $224      $692       $1,184    $2,508
-------------------------------------------------------------------------
    Advisor Class          $148      $459       $793      $1,734
-------------------------------------------------------------------------

6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or ACCELERATING, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

               [graphic of triangle]

               ACCELERATING growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included  in the Statement of Additional Information.

                                                                              7

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of foreign companies. This fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

*  International Growth's assets will be invested primarily in securities of companies located in at least three developed countries (excluding the United
   States).

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market countries (non-developed) means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

8

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in this fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

                                                                             9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the C Class and Advisor Class of the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.
The A and B Class shares of the fund had no assets as of the date of this prospectus, but each class will pay the advisor a unified management fee of
1.50% of its pro rata share of the first $1 billion of the fund's average net assets, 1.20% of its pro rata share of the next $1 billion of the fund's average net assets, and 1.10% of its pro rata share over $2 billion of the fund's average net assets.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by
the Funds to the Advisor
as a Percentage of Average Net
Assets for the Most Recent Fiscal
Year Ended November 30, 2001               C Class            Advisor Class
-------------------------------------------------------------------------------
International Growth                       1.21%(1)           0.96%
-------------------------------------------------------------------------------

(1)  Annualized.

10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages International Growth since April 1994. He joined
American Century in 1993 as an Investment Analyst and was promoted to Portfolio
Manager in April 1994. He has a bachelor's degree in business from the
University of Washington.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Growth since rejoining American
Century in April 1997. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a
bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

KEITH CREVLING

Mr. Creveling, Portfolio Manager, has been a member of the team that manages
International Growth since April 2002.  He joined American Century in October
1999 as an analyst.  Prior to joining American Century, he was an analyst at
Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Harriman from July 1995 to September 1996.  He has a bachelor of science degree in accounting from Drexel University and an MBA from the
Stern School of Busines, New York University.  He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information  and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

                                                                             11

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

American Century Advisor Funds may offer the following four classes of shares: A
Class,  B Class,  C Class and Advisor  Class.  The fund offers all four  classes through this prospectus. Although each class of shares represents an interest in the same fund, each has a different cost structure,  as described  below.  Which class is right for you depends on many  factors,  including how long you plan to hold the shares,  how much you plan to invest,  the fee structure of each class, and how you wish to compensate your financial  advisor for the services provided to you.  Your  financial  advisor  can help you choose  the option  that is most appropriate.

The following charts provide a summary description of each class offered by this prospectus:

A Class                                  B Class
--------------------------------------------------------------------------------
Initial sales charge(1)                  No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                     Contingent deferred sales charge
                                         on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                       12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                    Convert to A Class shares
                                         eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate               Purchase orders limited to
for long-term investors                  amounts less than $250,000
--------------------------------------------------------------------------------

C Class                                  Advisor Class
--------------------------------------------------------------------------------
No initial sales charge                  No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on      No contingent deferred
redemptions within one year              sales charge
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                       12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                    No conversion feature
--------------------------------------------------------------------------------
Purchase orders limited to amounts       Generally offered through qualified
less than $1,000,000; generally more     retirement plans and other
appropriate for short-term investors     fee-based arrangements
--------------------------------------------------------------------------------

(1)  The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

(2)  A CDSC of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year
     of purchase.

12

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum investments are $2,000 for a Coverdell Education
Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

A CLASS

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                           Sales Charge      Sales Charge           Amount paid to
                           as a % of         as a % of              Financial Advisor
Purchase Amount            Offering Price    Net Amount Invested    as a % of Offering Price
---------------------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%                  5.00%
---------------------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%                  4.00%
---------------------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%                  3.25%
---------------------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%                  2.00%
---------------------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%                  1.75%
---------------------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%                  1.00%(1)
---------------------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%                  0.50%(1)
---------------------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%                  0.25%(1)
---------------------------------------------------------------------------------------------

(1)  For purchases over $1,000,000 by qualified retirement plans, no upfront amount will be paid to financial advisors.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed on page 14.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

                                                                              13

Account Aggregation. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

Concurrent Purchases. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested  dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

*  certain financial intermediaries who have selling agreements for the American
   Century  Advisor  Funds,  and  those  intermediaries'   employees  and  sales
   representatives

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B CLASS

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Years after Purchase           CDSC as a % of Original Purchase Price
--------------------------------------------------------------------------------
1st year                       5.00%
--------------------------------------------------------------------------------
2nd year                       4.00%
--------------------------------------------------------------------------------
3rd year                       3.00%
--------------------------------------------------------------------------------
4th year                       3.00%
--------------------------------------------------------------------------------
5th year                       2.00%
--------------------------------------------------------------------------------
6th year                       1.00%
--------------------------------------------------------------------------------
After 6th year                 None
--------------------------------------------------------------------------------

14

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

CALCULATION OF CDSC

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

The contingent deferred sales charge on A Class shares for purchases of over
$1,000,000, B Class and C Class shares may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% each year of the original purchase cost, for B Class shares, or the lesser of the original purchase cost or the current market value of the fund account, for A and C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A and C Class shares only

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period (12 months for A and C Class shares, and 6 years for B
   Class shares)

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange and redeem shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

                                                                             15

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

16

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain REDEMPTIONS with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in  an account, including those sold as a part of an exchange to
               another American Century account.

                                                                             17

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income, if any, once a year in December.
Distributions from realized capital gains are paid twice a year, usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

We will reinvest distributions unless you elect to receive them in cash.

                                                                             19

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%        Tax Rate for
Type of Distribution                 and 15% Bracket         All Other Brackets
----------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate    Ordinary income rate
----------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                     20%
----------------------------------------------------------------------------------
Long-term capital gains (> 5 years)   8%                     20%(1)
----------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

20

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                             21

MULTIPLE CLASS INFORMATION

American Century offers six classes of the fund through financial intermediaries: A Class, B Class, C Class, Advisor Class, Investor Class and
Institutional Class. The shares offered by this Prospectus are A, B, C and
Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for annual fees of 0.25% for A Class, 1.00% for B and C Class and 0.50%
for Advisor Class. The advisor, as paying agent for the fund, pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the
Statement of Additional Information.

In addition, the advisor or the fund's distributor may make payments for various services or  other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because A and B Class shares are new, financial information is not available for these classes as of the date of this prospectus.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

                                                                             23

INTERNATIONAL GROWTH FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30

Per-Share Data
                                          2001        2000      1999       1998      1997
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $12.02      $12.99     $9.24      $9.20     $8.72
                                       --------    --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income (Loss)(1)         0.02       (0.05)     (0.04)      --(2)    (0.03)
  Net Realized and
  Unrealized Gain (Loss)                 (2.51)      (0.23)      3.94       1.33      1.43
                                       --------    --------   --------   --------   --------
  Total From Investment
  Operations                             (2.49)      (0.28)      3.90       1.33      1.40
                                       --------    --------   --------   --------   --------
Distributions
  From Net Investment Income                --        --(2)      --(2)     (0.01)        --
  From Net Realized Gains                (1.30)      (0.69)     (0.15)     (1.28)    (0.92)
  In Excess of Net
  Realized Gains                         (0.40)          --         --         --        --
                                       --------    --------   --------   --------   --------
  Total Distributions                    (1.70)      (0.69)     (0.15)     (1.29)    (0.92)
                                       --------    --------   --------   --------   --------
Net Asset Value, End of Period           $7.83      $12.02     $12.99      $9.24     $9.20
                                       ========    ========   ========   ========   ========
  Total Return (3)                      (24.45)%     (2.72)%    42.86%     16.58%    17.97%

Ratios/Supplemental Data
                                          2001       2000       1999       1998      1997
--------------------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets                     1.46%       1.45%      1.52%      1.58%     1.63%

Ratio of Net Investment Income
(Loss) to Average Net Assets              0.23%     (0.41)%    (0.31)%      0.08%   (0.21)%

Portfolio Turnover Rate                    178%        116%       117%       190%      163%

Net Assets, End of Period
(in thousands)                         $205,483    $181,263    $61,317    $21,635    $9,111

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another

24

INTERNATIONAL GROWTH FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

Per-Share Data
                                                                  2001(1)
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $9.16
                                                                ------------
Income From Investment Operations
 Net Investment Loss(2)                                           (0.04)
 Net Realized and Unrealized Loss                                 (1.30)
                                                                ------------
 Total From Investment Operations                                 (1.34)
                                                                ------------
Net Asset Value, End of Period                                    $7.82
                                                                ============
 Total Return( (3))                                              (14.63)%

Ratios/Supplemental Data
                                                                  2001(1)
----------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                2.23%(4)
Ratio of Net Investment Loss to Average Net Assets             (0.99)%(4)
Portfolio Turnover Rate                                           178%(5)
Net Assets, End of Period                                       $138,307

(1)  June 4, 2001 (commencement of sale) through November 30, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level.  Percentage indicated
     was calculated for the year ended November 30, 2001.

                                                                             25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person          SEC Public Reference Room
                   Washington, D.C.
                   Call 202-942-8090 for location and hours.

On the Internet    * EDGAR database at www.sec.gov
                   * By email request at publicinfo@sec.gov

By mail            SEC Public Reference Section
                   Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                    Fund Code      Ticker      Newspaper Listing
-------------------------------------------------------------------------------
International Growth Fund
     A Class                      141            N/A         N/A
-------------------------------------------------------------------------------
     B Class                      308            N/A         N/A
-------------------------------------------------------------------------------
     C Class                      441            N/A         Intl Gr
-------------------------------------------------------------------------------
     Advisor Class                741            TWGAX       Intl Gr
-------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-378-9878

0212
SH-PRS-30908

American Century
statement of
additional information

Global Growth Fund
International Growth Fund
International Opportunities Fund
International Discovery Fund
Emerging Markets Fund

                                                               December 20, 2002

                                       American Century World Mutual Funds, Inc.

         This Statement of Additional  Information adds to the discussion in the funds'  Prospectuses  dated April 1, 2002 and December 20, 2002, but is not a prospectus.  The Statement of  Additional  Information  should be read in conjunction with the funds' current Prospectuses.  If you would like a copy of a Prospectus,  please contact us at one of the addresses or  telephone  numbers  listed  on the back  cover  or  visit  American
         Century's Web site at www.americancentury.com.

         This  Statement of  Additional  Information  incorporates  by reference certain  information  that appears in the funds' annual and  semiannual reports,  which are delivered to all  investors.  You may obtain a free
         copy  of  the   funds'   annual  or   semiannual   reports  by  calling
         1-800-345-2021.

                                      American Century Investment Services, Inc.

Taxes 38

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered  open-end  management investment  company that was organized in 1990 as a Maryland  corporation  under the name Twentieth Century World Investors,  Inc. In January 1997 it changed its name to American Century World Mutual Funds,  Inc.  Throughout this Statement of
Additional  Information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund  described in this  Statement of Additional  Information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

                              Investor Class             Institutional Class
                              --------------             -------------------

                              Ticker     Inception       Ticker    Inception
Fund                          Symbol     Date            Symbol    Date

Global Growth                 TWGGX      12/1/1998       N/A       8/1/2000
International Growth          TWIEX      5/9/1991        TGRIX     11/20/1997
International Opportunities   N/A        6/1/2001        N/A       N/A
International Discovery       TWEGX      4/1/1994        TIDIX     1/2/1998
Emerging Markets              TWMIX      9/30/1997       AMKIX     1/28/1999

                                   A Class                  B Class                C Class               Advisor Class
                                   -------                  -------                -------               -------------

                              Ticker     Inception     Ticker    Inception    Ticker    Inception     Ticker       Inception
Fund                          Symbol     Date          Symbol    Date         Symbol    Date          Symbol       Date

Global Growth                 N/A        N/A           N/A       N/A          N/A       3/1/2002      AGGRX        2/5/1999
International Growth          N/A        N/A           N/A       N/A          N/A       6/4/2001      TWGAX        10/1/1996
International Opportunities   N/A        N/A           N/A       N/A          N/A       N/A           N/A          N/A
International Discovery       N/A        N/A           N/A       N/A          N/A       N/A           AGGRX        2/5/1999
Emerging Markets              N/A        N/A           N/A       N/A          N/A       12/18/2001    AEMMX        5/12/1999

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  Investment  Strategies  and Risks, which  begins  on  page  3.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectus.

Each fund is diversified  as defined in the Investment  Company Act of 1940 (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that each fund will generally consist  of  foreign  (and  U.S.  in the  case  of  Global  Growth)  equity  and equity-equivalent  securities.  However,  subject  to the  specific  limitations applicable to a fund, the funds'  management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques,  such as those reflected in Table 1 below, when such a course is deemed appropriate in order to pursue a fund's  investment  objective.  Senior securities that, in the opinion of the fund managers,  are  high-grade  issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available,  the fund managers intend to keep the funds fully invested,  regardless of the movement of stock or bond prices generally. In most circumstances,  each fund's actual level of cash and cash  equivalents  will be less than 10%. The managers may use stock index  futures as a way to expose each  fund's cash assets to the market,  while maintaining  liquidity.  As mentioned in the Prospectuses,  the managers may not leverage a fund's  portfolio,  so there is no greater  market  risk to the funds than if they purchase stocks.  See Derivative  Securities,  page XX,  Short-term
Securities, page XX and Futures and Options, page XX.

An X in the table below  indicates  that the fund may invest in the  security or employ the investment technique that appears in the corresponding row.

Table 1

                                                                  International Opportunities,
                                               Global Growth        International Discovery
                                                    and                       and
                                           International Growth          Emerging Markets
Foreign Securities                                   X                         X
Equity Equivalents                                   X                         X
Debt Securities                                     35%                       35%
Sovereign Debt Obligations                           X                         X
Convertible Debt Securities                          X                         X
Short Sales                                          X                         X
Portfolio Lending                                 33-1/3%                    33-1/3%
Derivative Securities                                X                         X
Investments in Companies with Limited               5%               10% (except International
     Operating Histories                                               Opportunities is 20%)
Repurchase Agreements                                X                         X
When-Issued and Forward Commitment Agreements        X                         X
Illiquid Securities                                 15%                       15%
Restricted Securities                                X                         X
Short-Term Securities                                X                         X
Other Investment Companies                          10%                       10%
Futures & Options                                    X                         X
Foreign Currency Transactions and
     Forward Exchange Contracts                      X                         X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk  profile.  To  determine  whether a fund may invest in a particular investment  vehicle  and  whether  there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

Foreign Securities

A description of the funds' investment  strategies  regarding foreign securities is  contained  in the funds'  Prospectus.  Investing  in  securities  of foreign issuers  generally  involves  greater risks than  investing in the securities of domestic companies including:

Currency  Risk.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal  of funds or other  assets,  could  also  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries,  which are generally  fixed rather than subject to negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners.  There is generally less government regulation and supervision of foreign stock exchanges, brokers  and  issuers,  which  may  make it  difficult  to  enforce  contractual obligations.

Clearance and Settlement Risk.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership  Risk.  Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling.  As a result,  there is a risk that a fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the  transaction,  or that a fund's  ownership  position could  thereafter be altered or deleted  entirely,  resulting in a loss to the fund.  While the funds intend to invest  directly  in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the funds.

Emerging  Markets.  Investing  in emerging  market  companies  generally is also riskier than investing in other foreign  securities.  Emerging market  countries may have  unstable  governments  and/or  economies  that are  subject  to sudden change.  These  changes may be magnified by the  countries'  emergent  financial markets,  resulting in significant volatility to investments in these countries.
These  countries  also may lack the  legal,  business  and social  framework  to support securities markets.

As  a  result,  these  funds  are  intended  for  aggressive  investors  seeking significant  gains through  investments in foreign  securities.  Those investors must be willing and able to accept the  significantly  greater risks  associated with the  investment  strategy that the funds will pursue.  An investment in the funds is not appropriate for individuals  with limited  investment  resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock,  convertible  preferred stock and  convertible  debt  securities.  Equity equivalents  also may include  securities  whose value or return is derived from the  value  or  return  of a  different  security.  An  example  of one  type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign  investments either directly in foreign securities or indirectly  by  purchasing  depositary  receipts,  depositary  shares or similar instruments (DRs) for foreign securities.  DRs are securities that are listed on exchanges  or quoted in  over-the-counter  markets in one country but  represent shares of issuers  domiciled  in another  country.  The funds also may  purchase securities  of such  issuers in foreign  markets,  either on foreign  securities exchanges, electronic trading networks or in over-the-counter markets.

Debt Securities

The managers  believe that common stocks and other equity and  equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds  may  invest,  however,  in any  security  the  managers  believe  has the potential  for capital  appreciation.  When the managers  believe that the total return potential of other  securities  equals or exceeds the potential return of equity  securities,  each fund may  invest up to 35% of its assets in such other securities.  The other  securities the funds may invest in are bonds,  notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or  high-quality,  short-term  debt  securities.  To the  extent  a fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.  International  Growth and Global  Growth will limit their  purchases of
debt  securities  to   investment-grade   obligations  except  convertible  debt
securities,  which may be rated  below  investment  grade.  For  long-term  debt obligations,  this includes  securities  that are rated Baa or better by Moody's
Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are  considered  by the  managers to be of  equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative  characteristics.  A BBB rating by S&P indicates S&P's belief that a security  exhibits a  satisfactory  degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing  circumstances than is the  case  with  higher-quality  debt  securities.  See  Explanation  of
Fixed-Income Securities Ratings, page XX.

International Discovery,  International  Opportunities and Emerging Markets have no credit quality or maturity  restrictions with regard to the bonds,  corporate debt  securities  and  government  obligations  in which the  funds may  invest,
although   less  than  35%  of  each   fund's   assets   will  be   invested  in
below-investment-grade  fixed income securities. See Explanation of Fixed-Income
Securities  Ratings,  page XX. Debt  securities,  especially those of issuers in emerging  market  countries,  may be of poor quality and  speculative in nature.
While  these  securities  will  be  chosen  primarily  for  their   appreciation
potential,  a fund also may take the  potential  for income  into  account  when selecting investments.

In addition to other  factors that will affect its value,  the value of a fund's investments in fixed income securities will change as prevailing  interest rates change.  In general,  the prices of such securities vary inversely with interest rates.  As  prevailing  interest  rates  fall,  the  prices  of bonds  and other securities  that trade on a yield basis rise.  When  prevailing  interest  rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Sovereign Debt Obligations

The funds may  purchase  sovereign  debt  instruments  issued or  guaranteed  by foreign  governments  or  their  agencies,  including  debt of  emerging  market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations.  Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert  the  fixed-income  security  into a stated  number  of shares of common stock. As fixed-income securities,  convertible debt securities provide a stable stream of income,  with generally higher yields than common stocks.  Convertible debt  securities  offer the  potential to benefit  from  increases in the market price of the underlying common stock; however, they generally offer lower yields than  non-convertible  securities  of similar  quality.  Of course,  as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.  In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible  debt  securities  generally are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred  stock is senior to common stock of the same issuer.  Because of the subordination  feature,  however,  convertible debt securities typically have lower ratings from ratings  organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

Short Sales

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent  in kind and amount to the  securities  being sold short.  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short  position  in  those  securities  until  delivery  occurs.  To make delivery to the purchaser,  the executing  broker  borrows the securities  being sold short on behalf of the seller. While the short position is maintained,  the seller  collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional  margin amount established by the Board of Governors of the Federal Reserve.  If a fund engages in a short sale, the fund's  custodian will segregate cash, cash  equivalents or other  appropriate  liquid  securities on its records in an amount sufficient to meet the purchase  price.  There will be certain  additional  transaction  costs associated  with short sales,  but the fund will  endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third  of the fund's  total net assets  valued at market except

*  through the purchase of debt  securities  in accordance  with its  investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are more accurately  described as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators  (reference  indices).  For  example,  Standard  & Poor's  Depositary
Receipts,  also known as  "SPIDERS,"  track the price  performance  and dividend yield of the S&P  Index by  providing  a stake in the  stocks  that make up that index.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying  security,  interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the  possibility  that  there  may  be no  liquid  secondary  market,  or the possibility  that price  fluctuation  limits may be imposed by the  exchange, either of which may make it difficult or  impossible  to close out a position when desired;

*  the risk that adverse price  movements in an instrument  can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money than it had  invested.  The policy also  establishes a committee that must review certain  proposed  purchases  before the purchases can be made.
The advisor will report on fund activity in  derivative  securities to the Board of Directors as necessary.

Investments in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited  operating  histories.  The fund  managers  consider an issuer to have a limited  operating  history if that issuer has a record of less than three years
of  continuous  operation.   The  managers  will  consider  periods  of  capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased   constitutes   collateral  security  for  the
repurchase  obligation,   a  repurchase  agreement  can  be  considered  a  loan
collateralized  by the  security  purchased.  The  fund's  risk is the  seller's ability to pay the agreed-upon  repurchase  price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral,  which would reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the  security  decreases,  the fund could  experience  a loss.

The fund will limit repurchase  agreement  transactions to securities  issued by the U.S.  government,  its agencies and  instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  Agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is illiquid.  In such an event,  the fund  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

*  Securities  issued or guaranteed by the U.S.  government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures, or other debt instruments; and

*  Repurchase agreements.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with  respect to any one  investment  company;  and (c) 10% of the fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor. Any investments in money market funds must be consistent  with the investment  policies and  restrictions  of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

(a)  3% of the total voting stock of any one investment company,

(b)  5% of the fund's total assets with  respect to any one  investment  company
     and

(c)  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Futures and Options

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities  (taking a short futures position), or

*  protect  against the risk of an increase in market  value for  securities  in
   which  the  fund   generally   invests  at  a  time  when  the  fund  is  not
   fully-invested (taking a long futures position), or

*  provide a temporary  substitute  for the purchase of an  individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase  market  exposure.  Although other  techniques may be used to control a fund's exposure to market  fluctuations,  the use of futures  contracts may be a more  effective  means of hedging  this  exposure.  While a fund pays  brokerage commissions in connection with opening and closing out futures positions,  these costs are lower than the transaction  costs incurred in the purchase and sale of the underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices,  provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Morgan Stanley  Capital  International  (MSCI) Europe,  Australia,  Far East
Index and MSCI  Emerging  Markets Free Index.  The  managers  also may engage in futures and options  transactions  based on  specific  securities,  such as U.S.
Treasury  bonds or notes.  Futures  contracts  are  traded on  national  futures exchanges.  Futures  exchanges  and trading are  regulated  under the  Commodity
Exchange  Act  by  the  Commodity  Futures  Trading  Commission  (CFTC),  a U.S.
government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund  purchases or sells a bond, no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the funds' investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent payments, to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying debt securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward  basis (i.e.,  by entering  into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts. A fund may also use swap agreements,  indexed securities, and options  and  futures  contracts  relating  to foreign  currencies  for the same purposes.

(1)  Settlement  Hedges or  Transaction  Hedges.  When the fund managers wish to lock in the U.S. dollar price of a foreign  currency  denominated  security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments have not yet been selected by the fund managers.  This strategy is often referred to as "anticipatory hedging."

(2)  Position  Hedges.  When the fund  managers  believe  that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its  investment  exposure from one currency  into  another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the fund managers believed that the U.S. dollar may suffer a substantial  decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction  would protect  against losses  resulting from a decline in the value of the U.S.  dollar,  but would  cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers  anticipate.  For example,  if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S.  dollars,  a fund would not  participate  in the  currency's  appreciation.
Similarly,  if the fund  managers  increase a fund's  exposure to a currency and that  currency's  value  declines,  a fund  will  sustain  a loss.  There  is no assurance that the fund managers' use of foreign currency management  strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed  without  approval of a majority of the  outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject             Policy
-------             ------

Senior Securities   A fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33-1/3% of the fund's  total assets would be lent to other  parties,  except,  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not  purchase or sell real  estate  unless
                    acquired as a result of  ownership  of  securities  or other instruments.  This  policy  shall  not  prevent  a fund from investing in securities or other instruments  backed by real estate or securities  of companies  that deal in real estate or are engaged in the real estate business.

Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies or instrumentalities).

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments;   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the  costs are  equal to or lower  than the cost of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject             Policy

Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven days and in  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities  short,  unless it owns
                    or has the right to obtain securities equivalent in kind and amount to the  securities  sold  short,  and  provided  that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin              A fund may not purchase securities on margin,  except to the fund may obtain such short-term credits as are necessary for the  clearance of  transactions,  and  provided  that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures             A fund may enter into  futures  contracts  and write and buy
and                 put and call options relating to futures  contracts.  A fund
Options             may not, however,  enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers             A fund may invest a portion of its assets in the  securities
with Limited        of issuers with limited  operating  histories.  An issuer is
Operating           considered  to  have a  limited  operating  history  if that
Histories           issuer has a record of less than three  years of  continuous
                    operation.   Periods  of  capital   formation,   incubation,
                    consolidations,   and  research  and   development   may  be
                    considered in determining  whether a particular issuer has a record of three years of continuous operation.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The   portfolio   turnover   rates  of  each  fund  (other  than   International
Opportunities)  are  listed in the  Financial  Highlights  tables in the  funds'
Prospectuses.

The fund managers will sell securities  without regard to the length of time the security has been held. Accordingly,  each fund's portfolio turnover rate may be substantial.

The fund managers  intend to purchase a given security  whenever they believe it will  contribute  to the stated  objective  of a  particular  fund.  In order to achieve each fund's  investment  objective,  the fund  managers may sell a given security,  regardless  of the length of time it has been held in the  portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate  entirely their equity positions and increase their cash positions, and when a general rise in price levels is  anticipated,  the funds may increase their equity positions and decrease their cash positions.  However, it should be expected that the funds will,  under most  circumstances,  be essentially  fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated  and may be higher than that of other mutual funds  with  similar  investment  objectives.  Higher  turnover  would  generate correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio  turnover  also may affect the  character of capital  gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Global  Growth,  the higher  portfolio  turnover rate for 2001 resulted from
increased   trading  due  to  our  efforts  to  find  stocks  that  consistently demonstrate the acceleration  characteristics we seek, which proved difficult in the  prevailing  market and global  economic  environment.  This,  combined with increased stock price volatility,  were the reasons for the uncharacteristically high turnover rate in 2001.

For  International  Growth,  events that  occurred in 2001  created  significant challenges.  For example, the extreme volatility in the markets in recent months has been  dramatic,  causing us to trade more  frequently  than is  typical.  In addition,  the collapse of corporate earnings has made it increasingly difficult to find stocks that consistently demonstrated the characteristics we seek, which also resulted in more frequent trading. Due to these factors, portfolio turnover has been uncharacteristically high.

For  International  Discovery,  the  higher  portfolio  turnover  rate  for 2001 resulted  from  efforts  to  improve  the  fund's  performance,  which  included replacing  underperforming  stocks and  increasing  the  fund's  diversification across a broader range of  industries.  As a result,  a greater number of stocks were  sold and  purchased  during  2001  than has  been  the  fund's  historical practice.

For Emerging Markets,  the increased  portfolio turnover rate is principally due to the increase in volatility of the asset class and,  more  significantly,  the large investment cash flows of the fund.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds. Those listed as  interested  directors are  "interested"  primarily by virtue of their engagement  as  officers  of  American  Century  Companies,  Inc.  (ACC)  or its
wholly-owned  subsidiaries,  including the funds' investment  adviser,  American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not  employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar  capacities for other funds  advised by ACIM.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                             Number of
                                                                                             Portfolios
                                                                                             in Fund
                                 Position(s)     Length                                      Complex        Other
                                 Held            of Time                                     Overseen       Directorships
                                 with            Served   Principal Occupation(s)            by             Held by
Name, Address (Age)              Fund            (years)  During Past 5 Years                Director       Director

Interested Directors
James E. Stowers, Jr.            Director,       43       Chairman, Director and             38             Director, ACC
4500 Main Street                 Chairman                 controlling shareholder, ACC
Kansas City, MO 64111            of the                   Chairman , ACIM, ACSC and
(78)                             Board                    other ACC subsidiaries
                                                          Director, ACIM, ACSC and
                                                          other ACC subsidiaries(1)
James E. Stowers III             Director,       11       Co-Chairman, ACC                   76             None
4500 Main Street                 Chairman                 (September 2000 to present)
Kansas City, MO 64111            of the                   Chief Executive Officer, ACC
(43)                             Board                    (June 1996 to September 2000)
                                                          Chief Executive Officer,
                                                          ACIM, ACSC and
                                                          other ACC subsidiaries
                                                          Director, ACC, ACIM, ACSC
                                                          and other ACC subsidiaries
                                                          President, ACC
                                                          (January 1995 to June 1997)
                                                          President, ACIM and ACSC
                                                          (April 1993 to August 1997)

Independent Directors
Thomas A. Brown                  Director        21       Strategic Account                  38             None
4500 Main Street                                          Implementation Manager,
Kansas City, MO 64111                                     Applied Industrial
(62)                                                      Technologies, Inc.,
                                                          a corporation engaged in
                                                          the sale of bearings and
                                                          power transmission products

Robert W. Doering, M.D.          Director        Less     Retired, formerly a                38             None
4500 Main Street                 Emeritus (2)    than     general surgeon
Kansas City, MO 64111                            1 year
(69)

Andrea C. Hall, Ph.D.            Director        4        Senior Vice President,             38             Director, Midwest
4500 Main Street                                          Midwest Research Institute                        Research Institute
Kansas City, MO 64111
(57)

D.D. (Del) Hock                  Director        5        Retired, formerly Chairman,        38             Director, RMI.NET
4500 Main Street                                          Public Service Company                            Inc., Hathaway
Kansas City, MO 64111                                     of Colorado                                       Corporation and J.D.
(67)                                                                                                        Edwards & Company

Donald H. Pratt                  Director,       6        Chairman,                          38             Director, Butler
4500 Main Street                 Vice                     Western Investments, Inc.                         Manufacturing
Kansas City, MO 64111            Chairman                 Chairman of the Board,                            Company
(64)                             of the                   Butler Manufacturing Company                      Director, Atlas-.
                                 Board                                                                      Copco, North America Inc

Gale E. Sayers                   Director        1        President, Chief Executive         38             None
4500 Main Street                                          Officer and Founder,
Kansas City, MO 64111                                     Sayers Computer Source
(58)

M. Jeannine Strandjord           Director        7        Senior Vice President,             38             Director, DST
4500 Main Street                                          Long Distance Finance,                            Systems, Inc.
Kansas City, MO 64111                                     Sprint Corporation
 (56)

Timothy S. Webster               Director        Less     President and Chief                38             None
4500 Main Street                                 than     Executive Officer,
Kansas City, MO 64111                            1 year   American Italian Pasta
(40)                                                      Company

Officers
William M. Lyons                 President       1        Chief Executive Officer, ACC       Not            Not
4500 Main St.                                             and other ACC subsidiaries         applicable     applicable
Kansas City, MO 64111                                     (September 2000 to present)
(46)                                                      President, ACC
                                                          (June 1997 to present)
                                                          Chief Operating Officer, ACC
                                                          (June 1996 to September 2000)
                                                          General Counsel, ACC,
                                                          ACIM, ACIS, ACSC and
                                                          other ACC subsidiaries
                                                          (June 1989 to June 1998)
                                                          Executive Vice President, ACC,
                                                          (January 1995 to June 1997)
                                                          Also serves as: Executive Vice
                                                          President and Chief Operating
                                                          Officer, ACIM, ACIS, ACSC
                                                          and other ACC subsidiaries, and
                                                          Executive Vice President of
                                                          other ACC subsidiaries
Robert T. Jackson                Executive       6        Chief Administrative Officer,      Not applicable Not applicable
4500 Main St.                    Vice                     ACC (August 1997 to present)
Kansas City, MO 64111            President                Chief Financial Officer, ACC
(56)                             and                      (May 1995 to present)
                                 Chief                    President, ACSC
                                 Financial                (January 1999 to present)
                                 Officer                  Executive Vice President,
                                                          ACC (May 1995 to present)
                                                          Also serves as: Executive
                                                          Vice President and Chief
                                                          Financial Officer, ACIM, ACIS
                                                          and other ACC subsidiaries,
                                                          and Treasurer of ACC and
                                                          other ACC subsidiaries
Maryanne Roepke, CPA             Senior          1        Senior Vice President and          Not applicable Not applicable
4500 Main St.                    Vice                     Assistant Treasurer, ACSC
Kansas City, MO 64111            President,
(46)                             Treasurer
                                 and Chief
                                 Accounting
                                 Officer
David C. Tucker                  Senior          1        Senior Vice President, ACIM,       Not applicable Not applicable
4500 Main St.                    Vice                     ACIS, ACSC and other ACC
Kansas City, MO 64111            President                subsidiaries
(43)                             and                      (June 1998 to present)
                                 General                  General Counsel, ACC, ACIM,
                                 Counsel                  ACIS, ACSC and other
                                                          ACC subsidiaries
                                                          (June 1998 to present)
                                                          Consultant to mutual
                                                          fund industry
                                                          (May 1997 to April 1998)
                                                          Vice President and General
                                                          Counsel, Janus Companies
                                                          (1990 to 1997)

Robert Leach                     Controller      4        Vice President, ACSC               Not applicable Not applicable
4500 Main St.                                             February 2000 to present)
Kansas City, MO 64111                                     Controller-Fund Accounting,
(35)                                                      ACSC

C. Jean Wade                     Controller      8        Vice President, ACSC               Not applicable Not applicable
4500 Main St.                                             (February 2000 to present)
Kansas City, MO 64111                                     Controller-Fund Accounting,
(38)                                                      ACSC

Jon Zindel                       Tax Officer     4        Vice President, Corporate Tax,     Not applicable Not applicable
4500 Main St.                                             ACSC (April 1998 to present)
Kansas City, MO 64111                                     Vice President, ACIM, ACIS and
(34)                                                      other ACC subsidiaries
                                                          (April 1999 to present)
                                                          President, American Century
                                                          Employee Benefit Services, Inc.
                                                          (January 2000 to December 2000)
                                                          Treasurer, American Century
                                                          Employee Benefit Services, Inc.
                                                          (December 2000 to present)
                                                          Treasurer, American Century
                                                          Ventures, Inc.
                                                          (December 1999 to present)
                                                          Controller, ACSC
                                                          (July 1996 to April 1998)

1 James E. Stowers, Jr. is the father of James E. Stowers III.

2 Dr. Robert Doering  resigned as a full-time  director,  effective  November 5,
  2001,  after serving in such capacity for 33 years.  Dr. Doering  continues to serve the board in an advisory capacity.  His position as Director Emeritus is an advisory position and involves  attendance at one board meeting per year to review prior  year-end  results for the funds.  He receives all regular  board
  communications,   including  monthly  mailings,  industry  newsletters,  email communications, and company information, but not quarterly board and committee materials  relating to meetings that he does not attend.  Dr. Doering is not a director  or a member of the board and has no voting  power  relating  to fund operations.  He is not an interested  person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

On December 23, 1999, American Century Services  Corporation (ACSC) entered into an agreement  with DST Systems,  Inc.  (DST) under which DST would  provide back office software for transfer agency services  provided by ACSC (the  Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
November 30, 2001, DST received $19,600,600 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2000 was approximately $1.36 billion.

Ms.  Strandjord is a director of DST and a holder of 53,000 shares of DST common stock, which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove  the Agreement  since the provision of the services  covered by the Agreement is within the  discretion of ACSC. DST was chosen by ACSC for its  industry-leading  role in  providing  cost-effective back office  support for mutual fund service  providers such as ACSC. DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the  negotiations  between  ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt Bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  Bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any  committee  of the board,  to any agent or  employee  of the funds,  or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

Committees

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                                                     Number of
                                                                                                                     Meetings Held
                                                                                                                     During Last
                                                                                                                     Fiscal Year

Committee             Members                      Function

Executive             James E. Stowers Jr.         The Executive Committee performs the functions                        0
                      James E. Stowers III         of the Board of Directors between Board meetings,
                      Donald H. Pratt              subject to the limitations on its power set out in
                                                   the Maryland General Corporation Law, and except
                                                   for matters required by the Investment Company
                                                   Act to be acted upon by the whole Board.

Compliance            Andrea C. Hall, PhD          The Compliance and Shareholder Communications                         4
and Shareholder       Thomas A. Brown              Committee reviews the results of the funds'
Communications        Gale E. Sayers               compliance testing program, reviews quarterly
                      Timothy S. Webster           reports from the Communications advisor
                                                   to the Board regarding various compliance matters
                                                   and monitors the implementation of the funds'
                                                   Code of Ethics, including any violations.

Audit                 D.D. (Del) Hock              The Audit Committee recommends the engagement                         4
                      Donald H. Pratt              of the funds' independent auditors and oversees its
                      Jeannine Strandjord          activities. The Committee receives reports from the
                                                   advisor's Internal Audit Department, which is
                                                   accountable to the Committee. The Committee also
                                                   receives reporting about compliance matters
                                                   affecting the funds.

Governance            Donald H. Pratt              The Board Governance Committee primarily considers                    0
                      Jeannine Strandjord          and recommends individuals for nomination as directors.
                      Thomas A. Brown              The names of potential director candidates are
                                                   drawn from a number of sources, including
                                                   recommendations from members of the Board,
                                                   management and shareholders. This committee also
                                                   reviews and makes recommendations to the Board
                                                   with respect to the composition of Board committees
                                                   and other Board-related matters, including its
                                                   organization, size, composition, responsibilities,
                                                   functions and compensation.

Compensation of Directors

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the Board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies served by this Board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended November 30, 2002

--------------------------------------------------------------------------------
                              Total                Total Compensation
                              Compensation         from the
                              from the             American Century
Name of Director              Funds (1)            Family of Funds(2)
Thomas A. Brown               $x                   $x
Robert W. Doering, M.D.       $                    $x
Andrea C. Hall, Ph.D.         x                    $x
D.D. (Del) Hock               x                    $x
Donald H. Pratt               x                    $x
Gale E. Sayers                x                    $x
M. Jeannine Strandjord        x                    $x
Timothy S. Webster (3)        x                    $x
--------------------------------------------------------------------------------

1 Includes  compensation  paid to the  directors  during  the fiscal  year ended
November 30, 2002,  and also  includes  amounts  deferred at the election of the directors  under the  American  Century  Mutual  Funds'  Independent  Directors'
Deferred  Compensation Plan. The total amount of deferred  compensation included in the preceding table is as follows: Mr. Brown, $x; Dr. Hall, $x; Mr. Hock, $x;
Mr. Pratt, $x; Mr. Silver, $x and Ms. Strandjord, $x.

2  Includes  compensation  paid by the five  investment  company  members of the
American Century family of funds served by this Board.

3 Mr. Webster joined the board on November 16, 2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                             Name of Directors

                                                James E.         James E.        Thomas A.       Robert W.       Andrea C
                                              Stowers, Jr.      Stowers III        Brown          Doering       Hall, Ph.D.
  Global Growth                                    A                 A              A               A              A
  International Growth                             B                 E              C               E              C
  International Opportunities                      A                 A              A               A              A
  International Discovery                          A                 E              B               E              A
  Emerging Markets                                 A                 A              B               A              A

Dollar Range of Equity Securities in the Funds:
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                    E                 E              E               E               D

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

                                                                            Name of Directors

                                             D.D. (Del)         Donald            Gale E.        M. Jeannine       Timothy S.
                                                Hock           H. Pratt           Sayers         Strandjord          Webster
----------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Global Growth                                   A                A                 A                A                 A
  International Growth                            D                A                 A                A                 A
  International Opportunities                     A                A                 A                A                 A
  International Discovery                         D                A                 A                E                 A
  Emerging Markets                                A                A                 A                A                 A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                    E                E                 C                E                 A

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

Code of Ethics

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November 22, 2002, the following  companies were the record owners of more than 5% of the outstanding shares of any class of the fund:

                                                                     Percentage of Outstanding
Fund                Shareholder                                      Shares Owned
Global Growth

Investor            Charles Schwab & Co., Inc.                         X%
                    San Francisco, CA

Advisor             Painewebber FBO Autumn Hill Investments LLC       XX%
                    New York, NY
                    Charles Schwab & Co., Inc.                        XX%
                    San Francisco, CA
                    Boone County National Bank                        XX%
                    Columbia, MO

Institutional       Trustees of American Century                      XX%
                    Profit Sharing & 401(k) Savings Plan & Trust
                    Kansas City, MO
                    Trustees of American Century                      XX%
                    Money Purchase Plan & Trust
                    Kansas City, MO
                    UMB, Trustee                                      XX%
                    American Century Services Corporation
                    Stock Option Surrender Plan Trust
                    Kansas City, MO

International Growth

Investor            Charles Schwab & Co., Inc.                        XX%
                    San Francisco, CA
                    Morgan Guaranty Trust of NY                       XX%
                    Newark, DE
                    M L P F & S For the Sole Benefit of Its Customers  X%
                    Jacksonville, FL

Advisor             Nationwide Insurance Company QPVA                 XX%
                    Columbus, OH
                    Charles Schwab & Co., Inc.                        XX%
                    San Francisco, CA
                    Wells Fargo Bank NA FBO                            X%
                    Fidelity National Financial 401(k) Profit Sharing Plan
                    Minneapolis, MN

Institutional       The Chase Manhattan Bank NA, Trustee              XX%
                    Robert Bosch Corporation New Star Plan & Trust
                    New York, NY
                    Morgan Guaranty Trust Company, Trustee            XX%
                    Deferred Profit Sharing Plan of Morgan Guaranty
                    NY & Affiliated Companies for US Employees
                    New York, NY
                    Charles Schwab & Co., Inc.                          X
                    San Francisco, CA
                    The Chase Manhattan Bank NA, Trustee               X%
                    Huntsman Corp. Salary Deferred Plan & Trust
                    New York, NY
                    The Chase Manhattan Bank NA, Trustee               X%
                    Norwest Financial Thrift & Profit Sharing Plan & Trust
                    New York, NY

C Shares            XXXXXXXXXXX                                       XX%
                    XXXXXXXXXXX
                    XXXXXXXXXXX                                       XX%
                    XXXXXXXXXXX

International Opportunities

Investor            XXXXXXXXX                                         XX%
                    XXXXXXXXX

Institutional       XXXXXXXXX                                         XX%
                    XXXXXXXXX                                         XX%
                    XXXXXXXXX                                         XX%
                    XXXXXXXXX

International Discovery

Investor            Charles Schwab & Co., Inc.                        XX%
                    San Francisco, CA

Advisor             Luther & Co.                                      XX%
                    Farmington Hills, MI
                    Arrowhead Trust, Inc.                             XX%
                    San Bernardino, CA
                    Sterling Trust Company, Custodian,                XX%
                    Lizardtech, Inc.
                    Denver, CO
                    Jato & Co.                                         X%
                    Minneapolis, MN

Institutional       Charles Schwab & Co., Inc.                       XX%
                    San Francisco, CA
                    Pell Rudman Trust Company NA                      XX%
                    Boston, MA
                    Morgan Guaranty Trust Company, Trustee            XX%
                    Deferred PS Plan of Morgan Guaranty
                    NY & Affiliated Companies for US Employees
                    New York, NY
                    Trustees of American Century                       X%
                    Profit Sharing & 401(k) Savings Plan & Trust
                    Kansas City, MO
                    US Bank NA, Trustee                                X%
                    Ceridian Corporation Master Trust
                    St. Paul, MN
                    Mitra & Co.                                        X%
                    Milwaukee, WI
                    Goodness Ltd.                                      X%
                    Nassau, The Bahamas
Emerging Markets

Investor            Charles Schwab & Co., Inc.                        XX%
                    San Francisco, CA
                    Fidelity FIIOC, Trustee                           XX%
                    Covington, KY

Advisor             Charles Schwab & Co., Inc.                        XX%
                    San Francisco, CA
                    Suntrust Bank, Trustee                            XX%
                    Tanning Research SP & Ret Services
                    Englewood, Co
                    Suntrust Bank, Trustee                             X%
                    FBO Radiology Associates of Venice & Englewood PA
                    401(k) Profit Sharing Plan
                    Englewood, Co
                    Suntrust Bank, Trustee                             X%
                    FBO American Magnetics, Inc.
                    401(k) Profit Sharing Plan
                    Englewood, Co
                    Suntrust Bank Central FL NA, Trustee               X%
                    Conitex Sonoco Inc. & Subsidiaries 401(k) Plan
                    Englewood, CO

Institutional       1999 Irrevocable US Annuity & Gift Trust          XX%
                    Clayton, MO
                    Trustees of American Century                      XX%
                    Profit Sharing & 401(k) Savings Plan & Trust
                    Kansas City, MO
                    Goodness Ltd.                                     XX%
                    Nassau, The Bahamas
                    UMB, Trustee                                       X%
                    American Century Services Corporation
                    Stock Option Surrender Plan Trust
                    Kansas City, MO

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American Century World Mutual Funds, Inc. As of
November 22, 2002,  the officers and directors of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in the Prospectuses under the heading  Management.  For services provided to each fund, the advisor  receives a monthly fee based on a percentage of the  average  net assets of the fund.  The funds  (except  for  International
Opportunities) have a stepped fee structure, as follows:

Fund                           Class                 Percentage of Net Assets
----                           -----                 ------------------------
Global Growth                  Investor              1.30% of first $1 billion
                                                     1.15% of the next $1 billion
                                                     1.05% over $2 billion

                               Institutional         1.10% of first $1 billion
                                                     0.95% of the next $1 billion
                                                     0.85% over $2 billion

                               C                     1.30% of first $1 billion
                                                     1.15% of the next $1 billion
                                                     1.05% over $2 billion

                               Advisor               1.05% of first $1 billion
                                                     0.90% of the next $1 billion
                                                     0.80% over $2 billion

International Growth           Investor              1.50% of first $1 billion
                                                     1.20% of the next $1 billion
                                                     1.10% over $2 billion

                               Institutional         1.30 of first $1 billion
                                                     1.00% of the next $1 billion
                                                     0.90% over $2 billion

                               A, B and  C           1.50% of first $1 billion
                                                     1.20% of the next $1 billion
                                                     1.10% over $2 billion

                               Advisor               1.25% of first $1 billion
                                                     0.95% of the next $1 billion
                                                     0.85% over $2 billion

International Opportunities    Investor              2.00%

                               Institutional         1.80%

International Discovery        Investor              1.75% of first $500 million
                                                     1.40% of the next $500 million
                                                     1.20% over $1 billion

                               Institutional         1.55% of first $500 million
                                                     1.20% of the next $500 million
                                                     1.00% over $1 billion

                               Advisor               1.50% of first $500 million
                                                     1.15% of the next $500 million
                                                     0.95% over $1 billion

Emerging Markets               Investor              2.00% of first $500 million
                                                     1.50% of the next $500 million
                                                     1.25% over $1 billion

                               Institutional         1.80% of first $500 million
                                                     1.30% of the next $500 million
                                                     1.05% over $1 billion

                               C                     2.00% of first $500 million
                                                     1.50% of the next $500 million
                                                     1.25% over $1 billion

                               Advisor               1.75% of first $500 million
                                                     1.25% of the next $500 million
                                                     1.00% over $1 billion

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then multiplied by a fraction,  the numerator of which is the number of days in the  previous  month and the  denominator  of which is 365
(366 in leap years).

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management  agreement shall be  automatically  terminated if it is assigned.
The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended November 30, 2002, 2001 and 2000, are indicated in the following table.

Unified Management Fees

Fund                              2002               2001                  2000
----                              ----               ----                  ----
Global Growth
  Investor                         $x             $4,409,433             5,741,938
  Advisor                           x                 14,035                 4,080
  Institutional(1)                  x                 50,816                20,132
  C                                 x                    N/A                   N/A
International Growth
  Investor                         $x             47,929,083            57,685,724
  Advisor                           x              1,984,980             1,278,364
  Institutional                     x              3,637,748             3,276,463
  C(2)                              x                    380                   N/A

International Opportunities(3)
  Investor                         $x                 53,982                   N/A
  Institutional                     x                    N/A                   N/A
International Discovery
  Investor                         $x            $18,537,181           $27,823,372
  Advisor                           x                  4,756                 5,540
  Institutional                     x              2,965,328             3,568,981
Emerging Markets
  Investor                         $x              1,703,333             2,439,641
  Advisor                           x                  7,337                 6,159
  Institutional                     x                369,360               558,475
  C                                 x                    N/A                   N/A

1        Commenced operations August 1, 2000.
2        Commenced operations June 4, 2001.
3        Commenced operations June 1, 2001.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  acts as  transfer  agent and  dividend-paying  agent for the  funds.  It provides physical facilities,  computer hardware and software and personnel, for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC for these services.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

Custodian Banks

J.P.  Morgan  Chase and Co.,  770  Broadway,  10th  Floor,  New  York,  New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105,
each serves as custodian of the funds' assets.  The  custodians  take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds.  The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

Independent AuditorS

Deloitte & Touche LLP is the  independent  auditor of the funds.  The address of
Deloitte & Touche LLP is 1010 Grand Boulevard,  Kansas City,  Missouri 64106. As
the independent  auditor of the funds,  Deloitte & Touche LLP provides  services including:

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor receives  statistical and other information and services,  including research,  without  cost from brokers and dealers.  The advisor  evaluates  such information and services,  together with all other information that it may have, in  supervising  and  managing  the  investments  of  the  funds.  Because  such information  and services  may vary in amount,  quality and  reliability,  their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed by the advisor.  The advisor does not utilize brokers that provide such information and  services  for the purpose of reducing  the  expense of  providing  required services to the funds.

In the years ended November 30, 2002,  2001 and 2000, the brokerage  commissions of each fund were:

Fund                                         2002                 2001                   2000
----                                         ----                 ----                   ----
Global Growth                                 $x               $ 2,049,860            $ 1,318,821
International Growth                          $x                24,507,458             17,386,139
International Opportunities(1)                $x                    51,577                    N/A
International Discovery                       $x                10,869,763              9,769,805
Emerging Markets                              $x                 2,175,405                814,884

1 Commenced operations June 1, 2001.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of your  investment.  The election of directors is determined by the votes received from all the corporation's  shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The  assets  belonging  to each  series of  shares  are held  separately  by the custodian and the shares of each series  represent a beneficial  interest in the principal,  earnings and profit (or losses) of investment  and other assets held for each  series.  Your rights as a  shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have  equal  redemption  rights.  Each  share,  when  issued,  is fully paid and non-assessable.

In the event of complete  liquidation or dissolution of the funds,  shareholders of each series or class of shares will be entitled to receive,  pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant to such plan, the funds may issue up to six classes of shares: Investor
Class, Institutional Class, A Class, B Class, C Class and Advisor Class. Not all
funds offer all six classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive  advisory and personal  services  from the  intermediary.  The total management  fee is the  same  as for  Investor  Class,  but the A, B and C Class shares  each are  subject  to a  separate  Master  Distribution  and  Individual
Shareholder  Services  Plan (the A Class  Plan,  B Class Plan and C Class  Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C and Advisor Classes have approved  and  entered  into the A Class Plan,  B Class  Plan,  C Class Plan and
Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1,  information with respect to revenues and expenses  under the Plans is presented to the Board
of  Directors   quarterly  for  its   consideration   in  connection   with  its
deliberations as to the continuance of the Plans.  Continuance of the Plans must be approved by the Board of Directors  (including a majority of the  independent directors)  annually.  The  Plans  may be  amended  by a vote  of the  Board  of
Directors (including a majority of the independent  directors),  except that the
Plans may not be  amended  to  materially  increase  the  amount to be spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The Plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent  directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

A Class Plan

As  described  in the  Prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The A Class had not been offered as of November 30,  2002,  and  therefore no fees have been paid.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other than existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B Class Plan

As  described  in the  Prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the B Class shares. The B Class had not been offered as of November 30,  2002,  and  therefore no fees have been paid.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other than existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C Class Plan

As  described  in the  Prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the C Class shares.  During the fiscal year ended November 30, 2001, the aggregate amount of fees paid under the
C Class plan was International Growth, $XXX.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other than existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

Advisor Class Plan

As  described  in the  Prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons  purchasing  through  financial   intermediaries,   such  as  banks,
broker-dealers  and  insurance  companies.  The funds'  distributor  enters into contracts  with various  banks,  broker-dealers,  insurance  companies and other financial  intermediaries  with respect to the sale of the funds'  shares and/or the use of the funds'  shares in various  investment  products or in  connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor  Class shares and the funds' Board of Directors  has adopted the Advisor
Class  Plan.  Pursuant to the Advisor  Class  Plan,  the Advisor  Class pays the distributor a fee of 0.50%  annually of the aggregate  average daily asset value of the  funds'  Advisor  Class  shares,  0.25% of which is paid for  shareholder services (described below) and 0.25% of which is paid for distribution services.
During the fiscal year ended  November 30, 2001,  the  aggregate  amount of fees paid under the Advisor Class Plan was:

     Global Growth                      $x
     International Discovery            $x
     International Growth               $x
     Emerging Markets                   $x

Payments may be made for a variety of shareholder services,  including,  but are not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners;

(j)  providing other similar  administrative  and sub-transfer  agency services;
     and

(k)  paying service fees for the provision of personal,  continuing  services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended  November 30,  2001,  the amount of fees paid under the Advisor Class Plan for shareholder services was:

     Global Growth                      $x
     International Discovery            $x
     International Growth               $x
     Emerging Markets                   $x

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to

(a)  the payment of sales  commissions,  on going commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to Selling Agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  November 30,  2001,  the amount of fees paid under the Advisor Class Plan for distribution services was:

     Global Growth                      $x
     International Discovery            $x
     International Growth               $x
     Emerging Markets                   $x

Sales Charges

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations:

*     Qualified retirement plan purchases

*     Certain individual retirement account rollovers

*     Purchases by  registered  representatives  and other  employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*     Wrap accounts  maintained for clients of certain financial  intermediaries who have entered into agreements with American Century

*     Purchases by current and retired  employees of American  Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*     Purchases  by  certain  other   investors  that  American   Century  deems
      appropriate,  including  but not limited to current or retired  directors, trustees  and  officers  of funds  managed by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

Shares of the A and B Classes of the funds have not been  offered as of the date of this Statement of Additional  Information.  The aggregate contingent deferred sales charges paid to the  Distributor for the C Class shares in the fiscal year ended November 30, 2001 was $__________.

Dealer Concessions

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount                                          Dealer Concession
---------------                                          -----------------

$50,000                                                       5.00%
$50,000 - $99,999                                             4.00%
$100,000 - $249,999                                           3.25%
$250,000 - $499,999                                           2.00%
$500,000 - $999,999                                           1.75%
$1,000,000 - $3,999,999                                       1.00%
$4,000,000 - $9,999,999                                       0.50%
$10,000,000                                                   0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 13 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs, if any. After the first 13 months,  the distributor  will make the C Class  distribution  and  individual  shareholder  services  fee  payments described above to the financial  intermediaries  involved on a quarterly basis.
In  addition,  B and C  Class  purchases  and A  Class  purchases  greater  than
$1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds'  Prospectuses  and in  Your  Guide  to  American  Century  Services.  The
Prospectuses  and guide are  available  to investors  without  charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5%) = $5.26.

Each fund's net asset value (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the  Exchange),  each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The Exchange typically  observes the following  holidays:  New Year's Day, Martin Luther King
Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor
Day,  Thanksgiving  Day and  Christmas  Day.  Although the funds expect the same holiday  schedule  to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted.  Portfolio  securities  primarily traded on foreign  securities exchanges  are  generally  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily  traded or as of the close of the New
York Stock  Exchange,  if that is earlier.  That value is then converted to U.S.
dollars at the prevailing  foreign exchange rate. If no sale is reported,  or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices,  or at the last sale  price.  When  market  quotations  are not  readily  available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was  established  but before the net asset value per share was  determined  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

Federal Income Tax

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income.  Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends  received deduction to the extent that the fund held those shares for more than 45 days.  Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the funds.  If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments  by  non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of November 30, 2001, the funds in the table below had the following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions until the loss has been offset or expired.

Fund                                             Capital Loss Carryover
----                                             ----------------------
International Growth                             $x (expiring in 2009)
International Discovery                          $x (expiring in 2009)
Emerging Markets                                 $x (expiring in 2009)
Global Growth                                    $x (expiring in 2009))
International Opportunities                      $x (expiring in 2009)

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you will  generally  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote  performance in various ways. Fund  performance may be shown by presenting one or more performance  measurements,  including cumulative total return, average annual total return or yield.

All performance  information advertised by the funds is historical in nature and is not  intended to represent or  guarantee  future  results.  The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature  reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value  of a  hypothetical  historical  investment  in a fund  during a stated
period and then calculating the annually  compounded  percentage rate that would have produced the same result if the rate of growth or decline in value had been constant  throughout the period.  For example, a cumulative total return of 100%
over 10 years  would  produce an average  annual  return of 7.18%,  which is the steady  annual  rate that would equal 100%  growth on a  compounded  basis in 10 years.  While average  annual total returns are a convenient  means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time,  but changes from year to year,  and that average annual total  returns  represent  averaged  figures as  opposed to actual  year-to-year performance.

In addition to average annual total returns,  each fund may quote  unaveraged or cumulative total returns  reflecting the simple change in value of an investment over a stated  period,  including  periods  other  than one,  five and 10 years.
Average annual and  cumulative  total returns may be quoted as percentages or as dollar  amounts  and may be  calculated  for a single  investment,  a series  of investments,  or a series of redemptions over any time period. Total returns may be broken down into  components of income and capital  (including  capital gains and changes in share price) to illustrate the  relationship of these factors and their contributions to total return.

The tables  below set forth the  average  annual  total  returns for the various classes of the funds  calculated  three  different ways for the one-,  five- and
10-year  periods (or the period since  inception)  ended  November 30, 2002, the last day of the funds' most recent fiscal year.

Return Before Taxes shows the actual change in the value of the fund shares over the time  periods  shown,  but  does not  reflect  the  impact  of taxes on fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated  with owning the fund shares.  Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After
Taxes on  Distributions  and the Sale of Fund  Shares  is  further  adjusted  to reflect  the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through  tax-deferred  arrangements such as 401(k) plans or IRAs. Average
Annual Total Returns- Investor Class

(Fiscal Year Ended November 30, 2002)
Fund                                              1 year      5 years     10 years   From Inception   Inception Date
-------------------------------------------------------------------------------------------------------------------
Global Growth                                                                                         December 1, 1998
Return Before Taxes                               -XX%        N/A         N/A         XX%
Return After Taxes on Distributions               -XX%        N/A         N/A         XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A         N/A         XX%
International Growth                                                                                  May 9, 1991
Return Before Taxes                               -XX%        XX%         XX%         XX%
Return After Taxes on Distributions               -XX%        XX%         XX%         N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%         XX%         N/A
International Opportunities                                                                           June 1, 2001
Return Before Taxes                               N/A         N/A         N/A         XX%
Return After Taxes on Distributions               N/A         N/A         N/A        -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       N/A         N/A         N/A        -XX%
International Discovery                                                                               April 1, 1994
Return Before Taxes                               -XX%        XX%         N/A         XX%
Return After Taxes on Distributions               -XX%        XX%         N/A         XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%         N/A         XX%
Emerging Markets                                                                                      September 30, 1997
Return Before Taxes                               -XX%        N/A         N/A        -XX%
Return After Taxes on Distributions               -XX%        N/A         N/A        -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A         N/A        -XX%
Average Annual Total Returns - Institutional Class

(Fiscal Year Ended November 30, 2002)

Fund                                              1 year      5 years                From Inception   Inception Date
-------------------------------------------------------------------------------------------------------------------
Global Growth                                                                                         August 1, 2000
Return Before Taxes                               -XX%        N/A                    -XX%
Return After Taxes on Distributions               -XX%        N/A                    -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A                    -XX%
International Growth                                                                                  November 20, 1997
Return Before Taxes                               -XX%        N/A                     XX%
Return After Taxes on Distributions               -XX%        N/A                     XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A                     XX%
International Discovery                                                                               January 2,1998
Return Before Taxes                               -XX%        N/A                     XX%
Return After Taxes on Distributions               -XX%        N/A                     XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A                     XX%
Emerging Markets                                                                                      January 28, 1998
Return Before Taxes                               -XX%        N/A                     XX%
Return After Taxes on Distributions               -XX%        N/A                     XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A                     XX%

Average Annual Total Returns - Advisor Class

(Fiscal Year Ended November 30, 2002)
Fund                                               1 year    5 years            From Inception        Inception Date

-------------------------------------------------------------------------------------------------------------------
Global Growth                                                                                         February 5, 1999
Return Before Taxes                               -XX%        N/A                    XX%
Return After Taxes on Distributions               -XX%        N/A                    XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A                    XX%
International Growth                                                                                  October 1, 1996
Return Before Taxes                               -XX%        XX%                    XX%
Return After Taxes on Distributions               -XX%        XX%                    XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%                    XX%
International Discovery                                                                               April 28, 1998
Return Before Taxes                               -XX%        N/A                    XX%
Return After Taxes on Distributions               -XX%        N/A                    XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A                    XX%
Emerging Markets                                                                                      May 12, 1999
Return Before Taxes                               -XX%        N/A                    -XX%
Return After Taxes on Distributions               -XX%        N/A                    -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        N/A                    -XX%

Average Annual Total Returns - C Class

(Fiscal Year Ended November 30, 2002)

Fund                                                       From Inception            Inception Date
-------------------------------------------------------------------------------------------------------------------
International Growth                                                                 June 4, 2001
Return Before Taxes                                           -14.63%
Return After Taxes on Distributions                           -15.48%
Return After Taxes on Distributions
    and Sale of Fund Shares                                   -9.43%

Performance Comparisons

The funds'  performance  may be compared  with the  performance  of other mutual funds  tracked by mutual  fund rating  services or with other  indexes of market performance.  This may include comparisons with funds that are sold with a sales charge or deferred  sales charge.  Sources of economic data that may be used for such comparisons may include,  but are not limited to, U.S.  Treasury bill, note and bond yields,  money market fund yields,  U.S. government debt and percentage held by  foreigners,  the U.S. money supply,  net free  reserves,  and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated  corporate securities
(source:  Bloomberg  Financial  Markets);  yield curves for  AAA-rated  tax-free municipal  securities  (source:  Telerate);  yield curves for foreign government securities  (sources:  Bloomberg  Financial  Markets and Data Resources,  Inc.);
total returns on foreign bonds (source:  J.P. Morgan Securities  Inc.);  various
U.S.  and  foreign  government  reports;  the junk  bond  market  (source:  Data
Resources,  Inc.); the CRB Futures Index (source:  Commodity Index Report);  the price of gold (sources:  London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category  tracked by Lipper,  Inc. or
Morningstar,   Inc.;  mutual  fund  rankings  published  in  major,   nationally
distributed  periodicals;  data provided by the  Investment  Company  Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers  and magazines  furnished by third  parties to illustrate  historical performance or to provide general information about the funds.

Permissible Advertising Information

From  time to  time,  the  funds  may,  in  addition  to any  other  permissible information,  include the  following  types of  information  in  advertisements, supplemental sales literature and reports to shareholders:

(1)  discussions  of  general  economic  or  financial  principles  (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4)  descriptions of past or anticipated  portfolio  holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions  or  comparisons of various  savings and  investment  products
     (including,  but not limited to, qualified  retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons  of  investment  products  (including  the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials describing the experience of persons that have invested in one or more of the funds.

The  funds  may also  include  calculations,  such as  hypothetical  compounding examples,  which describe  hypothetical  investment  results.  Such  performance examples will be based on an express set of  assumptions  and are not indicative of the performance of any of the funds.

Multiple Class Performance Advertising

Pursuant to the  Multiple  Class Plans,  the  corporation  may issue  additional classes of existing funds or introduce new funds with multiple classes available for  purchase.  To the  extent a new  class is added to an  existing  fund,  the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical  performance  information of the original class of shares.  When quoting  performance  information  for a new class of shares for periods prior to the first full quarter after inception, the original class'  performance will be restated to reflect the expenses of the new class and for  periods  after the first full  quarter  after  inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The  financial  statements  for the funds have been audited by Deloitte & Touche
LLP, independent auditors.  Their Independent Auditors' Report and the financial statements  included  in the funds'  Annual  Report  for the  fiscal  year ended
November 30, 2001, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the  Prospectus and in this SAI, some of the funds may invest in fixed-income  securities.  Those  investments,  however,  are subject to certain credit  quality  restrictions  as noted in the  Prospectus.  The  following is a summary  of the  rating  categories  referenced  in the  Prospectus.  Ratings of
Corporate Debt Securities

Standard & Poor's

AAA - This  is the  highest  rating  assigned  by S&P to a debt  obligation.  It indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated  obligations only in small degree.

A - Debt rated A has a strong  capacity  to pay  interest  and repay  principal, although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated in this category is regarded as having an adequate  capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher-rated  categories.  Debt rated below BBB is regarded as having significant speculative characteristics.

BB - Debt rated in this  category has less  near-term  vulnerability  to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,  financial, or economic conditions that could lead to inadequate  capacity to meet timely interest and principal  payments.  The BB rating  also is used for debt  subordinated  to senior  debt that is assigned an actual or implied BBB rating.

B -  Debt  rated  in  this  category  is  more  vulnerable  to  nonpayment  than obligations rated 'BB', but currently has the capacity to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions  will likely impair  the  obligor's  capacity  or  willingness  to  pay  interest  and  repay principal.

CCC - Debt rated in this category is currently  vulnerable to nonpayment  and is dependent upon favorable  business,  financial,  and economic conditions to meet timely  payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied
B or B- rating.

CC - Debt rated in this category is currently  highly  vulnerable to nonpayment.
This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C typically is applied to debt  subordinated  to senior debt, and is currently  highly  vulnerable to nonpayment of interest and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition  has been filed or similar action taken, but debt service payments are being continued.

D - Debt rated in this category is in default. This rating is used when interest payments  or  principal  repayments  are not  made on the  date  due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy  petition for the taking of a similar action if debt service payments are jeopardized.

Moody-s Investors Service, Inc.

Aaa - This is the highest rating  assigned by Moody's to a debt  obligation.  It indicates an extremely strong capacity to pay interest and repay principal.

Aa - Debt rated in this category is considered to have a very strong capacity to pay  interest  and repay  principal  and differs from Aaa issues only in a small degree.  Together  with Aaa  debt,  it  comprises  what are  generally  known as high-grade bonds.

A - Debt rated in this category possesses many favorable  investment  attributes and is to be considered as  upper-medium-grade  debt.  Although  capacity to pay interest  and repay  principal  are  considered  adequate,  it is somewhat  more susceptible  to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.

Baa - Debt rated in this category is considered as  medium-grade  debt having an adequate  capacity  to pay  interest  and  repay  principal.  While it  normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.  Debt rated below Baa is regarded as having significant speculative characteristics.

Ba - Debt  rated Ba has less  near-term  vulnerability  to  default  than  other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B - Debt rated B has a greater  vulnerability to default,  but currently has the capacity to meet  financial  commitments.  Assurance of interest  and  principal payments or of  maintenance  of other terms of the contract over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa -  Debt  rated  Caa  is of  poor  standing,  has  a  currently  identifiable vulnerability to default,  and is dependent upon favorable  business,  financial and economic  conditions  to meet timely  payment of interest  and  repayment of principal.  In the event of adverse business,  financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.  The Caa rating is also used for debt  subordinated to senior debt that is assigned an actual or implies B or B3 rating.

Ca - Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.

C - This is the  lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch, Inc.

AAA - Debt rated in this  category  has the lowest  expectation  of credit risk.
Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA - Debt rated in this  category  has a very low  expectation  of credit  risk.
Capacity  for timely  payment of  financial  commitments  is very strong and not significantly vulnerable to foreseeable events.

A - Debt rated in this category has a low  expectation of credit risk.  Capacity for  timely  payment  of  financial  commitments  is  strong,  but  may be  more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB - Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial  commitments.  However, adverse changes in circumstances  and in economic  conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB - Debt rated in this  category has a possibility  of developing  credit risk, particularly  as the  result of adverse  economic  change  over  time.  However,
business  or  financial   alternatives  may  be  available  to  allow  financial
commitments  to be met.  Securities  rated in this  category are not  investment grade.

B - Debt rated in this  category  has  significant  credit  risk,  but a limited margin of safety  remains.  Financial  commitments  currently are being met, but capacity for continued  debt service  payments is  contingent  upon a sustained, favorable business and economic environment.

CCC, CC, C - Debt rated in these  categories has a real possibility for default.
Capacity  for meeting  financial  commitments  depends  solely  upon  sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD,  DD, D -The  ratings of  obligations  in this  category  are based on their prospects  for  achieving  partial  or  full  recovery  in a  reorganization  or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  'DDD' obligations have the highest potential for recovery, around 90%- 100% of  outstanding  amounts and accrued  interest.  'DD' indicates potential  recoveries  in the  range  of  50%-90%  and 'D' the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated 'DDD' have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  'DD'  and  'D'  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories.

Commercial Paper Ratings

S&P     Moody's     Description
---     -------     -----------

A-1     Prime-1     This indicates that the degree of safety regarding timely payment
        (P-1)       is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2     Prime-2     Capacity for timely payment on commercial paper is satisfactory,
        (P-2)       but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3     Prime-3     Satisfactory capacity for timely repayment. Issues that carry this
        (P-3)       rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings

S&P    Moody's           Description
---    -------           -----------
SP-1   MIG-1; VMIG-1     Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

SP-2   MIG-2; VMIG-2     Notes are of high quality with margins of protection ample, although not so large as in the preceding group.

SP-3   MIG-3; VMIG-3     Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4   MIG-4; VMIG-4     Notes are of adequate quality carrying specific risk but having protection and not distinctly or predominantly speculative.

More information about the funds is contained in these documents

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan
*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-24863  0105

PART C    OTHER INFORMATION

ITEM 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Articles of  Incorporation  of Twentieth  Century World Investors,
          Inc., dated December 27, 1990 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (2) Articles of Amendment of Twentieth Century World Investors,  Inc.,
          dated  August  10,  1993  (filed   electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 9 to the  Registration  Statement of the
          Registrant on March 30, 1998, File No. 33-39242).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  November  8,  1993  (filed  electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  April  24,  1995  (filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated   March  11,  1996  filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 7 to the  Registration  Statement of the
          Registrant on June 13, 1996, File No. 33-9242).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  September  9,  1996  (filed  electronically  as an  Exhibit  to
          Post-Effective  Amendment No. 9 to the  Registration  Statement of the
          Registrant on March 30, 1998, File No. 33-39242).

          (7) Articles of Amendment of Twentieth Century World Investors,  Inc.,
          dated  December  2,  1996  (filed  electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 8 to the  Registration  Statement of the
          Registrant on March 31, 1997, File No. 33-39242).

          (8) Articles  Supplementary  of American  Century  World Mutual Funds,
          Inc.,  dated December 2, 1996 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 8 to the  Registration  Statement of the
          Registrant on March 31, 1997, File No. 33-39242).

          (9) Articles  Supplementary  of American  Century  World Mutual Funds,
          Inc., dated November 13, 1998 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 12 to the Registration  Statement of the
          Registrant on November 13, 1998, File No. 33-39242).

          (10) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc., dated February 16, 1999 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 15 to the Registration  Statement of the
          Registrant on March 31, 1999, File No. 33-39242).

          (11) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated May 22,  2000  (filed  electronically  as an  Exhibit  to
          Post-Effective  Amendment No. 19 to the Registration  Statement of the
          Registrant on May 24, 2000, File No. 33-39242).

          (12) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc., dated October 18, 2000 (filed  electronically  as Exhibit a12 to
          Post-Effective  Amendment No. 25 to the Registration  Statement of the
          Registrant on March 28, 2002, File No. 33-39242).

          (13) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated  March 5, 2001  (filed  electronically  as Exhibit a13 to
          Post-Effective  Amendment No. 24 to the Registration  Statement of the
          Registrant on April 19, 2001, File No. 33-39242).

          (14) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated May 21,  2001  (filed  electronically  as Exhibit  a14 to
          Post-Effective  Amendment No. 25 to the Registration  Statement of the
          Registrant on March 28, 2002, File No. 33-39242).

          (15) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc., dated June 14, 2002 are included herein.

(b)       (1)  By-Laws  of  Twentieth  Century  World  Investors,   Inc.  (filed
          electronically as Exhibit b1 to Post-Effective  Amendment No. 6 to the
          Registration  Statement of the Registrant on March 29, 1996,  File No.
          33-39242).

          (2) Amendment to the By-Laws of American  Century Mutual Funds,  Inc.,
          American  Century Capital  Portfolios,  Inc.,  American  Century World
          Mutual Funds, Inc. and American Century  Strategic Asset  Allocations,
          Inc. (filed electronically as Exhibit b2b to Post-Effective  Amendment
          No.  9 to the  Registration  Statement  of  American  Century  Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth, and Article
          Ninth of Registrant's Articles of Incorporation,  appearing as Exhibit
          (a)(1)  to  Post-  Effective  Amendment  No.  6 on  Form  N-1A  of the
          Registrant,  and Article Fifth of Registrant's  Articles of Amendment,
          appearing as Exhibit (a)(2) to Post-Effective  Amendment No. 9 on Form
          N-1A of the  Registrant,  to the  Registration  Statement on March 30,
          1998;  and  Sections  3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31,
          33, 39, 40, 45 and 46 of  Registrant's  By-Laws  appearing  as Exhibit
          (b)(1) to  Post-Effective  Amendment No. 6 on Form N-1A,  and Sections
          25, 30 & 31 of  Registrant's  By-Laws  appearing as Exhibit  (b)(2) to
          Post-Effective  Amendment  No.  9 on  Form  N-1A of  American  Century
          Capital Portfolios, Inc., File No. 33-64872.

(d)       (1) Management  Agreement between American Century World Mutual Funds,
          Inc. and American Century Investment Management, Inc., dated August 1,
          1997 (filed  electronically as an Exhibit to Post-Effective  Amendment
          No. 12 to the Registration Statement of the Registrant on November 13,
          1998, File No. 33-39242).

          (2) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc.,  dated December 1, 1998 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 15 to the Registration  Statement of the
          Registrant on March 31, 1999, File No. 33-39242).

          (3) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc., dated as of June 1, 2000 (filed  electronically as an Exhibit to
          Post-Effective  Amendment No. 19 to the Registration  Statement of the
          Registrant on May 24, 2000, File No. 33-39242).

          (4) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc.,  dated  May 1,  2001  (filed  electronically  as  Exhibit  d4 to
          Post-Effective  Amendment No. 24 to the Registration  Statement of the
          Registrant on April 19, 2001, File No. 33-39242).

          (5) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc., dated September 3, 2002 is included herein.

(e)       (1) Amended  and  Restated  Distribution  Agreement  between  American
          Century  California  Tax-Free and Municipal  Funds,  American  Century
          Capital  Portfolios,  Inc.,  American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust,  American  Century  Municipal  Trust,  American  Century Mutual
          Funds,  Inc.,  American Century  Quantitative  Equity Funds,  American
          Century  Strategic Asset  Allocations,  Inc.,  American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century  Variable  Portfolios II, Inc.,  American Century World Mutual
          Funds,  Inc. and American  Century  Investment  Services,  Inc., dated
          September   3,  2002   (filed   electronically   as   Exhibit   e1  to
          Post-Effective  Amendment  No.  35 to the  Registration  Statement  of
          American  Century  Municipal  Trust on September  30,  2002,  File No.
          2-91229).

(f)       Not applicable.

(g)       (1) Master Agreement by and between Twentieth  Century Services,  Inc.
          and Commerce Bank, N. A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century  Investments and
          The Chase Manhattan Bank,  dated August 9, 1996 (filed  electronically as Exhibit b8 to  Post-Effective  Amendment No. 31 to the Registration
          Statement of American Century  Government  Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
          Investments  and The Chase  Manhattan  Bank,  dated  December  9, 2000
          (filed  electronically as Exhibit g2 to Pre-Effective  Amendment No. 2
          to the Registration  Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

          (4)   Supplemental   Agreement   by  and  between   American   Century
          International  Discovery Fund,  American Century Emerging Markets Fund
          and American  Century Global Growth Fund and The Chase Manhattan Bank,
          dated  July  30,   1999  (filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 16 to the Registration  Statement of the
          Registrant on March 10, 2000, File No. 33-39242).

          (5) Supplemental  Agreement by and between American Century  Strategic
          Allocation  Aggressive  Fund,  American Century  Strategic  Allocation
          Moderate Fund,  American Century Global Growth Fund,  American Century
          International Growth Fund and The Chase Manhattan Bank, dated February
          1,  2000  (filed   electronically  as  Exhibit  h4  to  Post-Effective
          Amendment No. 23 to the  Registration  Statement of the  Registrant on
          March 14, 2001, File No. 33-39242).

(h)       (1) Transfer Agency Agreement by and between  Twentieth  Century World
          Investors,  Inc. and Twentieth  Century  Services,  Inc.,  dated as of
          March 1, 1991 (filed  electronically  as an Exhibit to  Post-Effective
          Amendment  No. 6 to the  Registration  Statement of the  Registrant on
          March 29, 1996, File No. 33-39242).

          (2) Credit  Agreement  between  American  Century  Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
          (filed electronically as Exhibit h9 to Post-Effective Amendment No. 33
          to the Registration  Statement of American Century California Tax-Free
          and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed  electronically  as Exhibit i to
          Post-Effective  Amendment No. 20 to the Registration  Statement of the
          Registrant on December 1, 2000, File No. 33-39242).

(j)       (1)  Consent of  Deloitte & Touche LLP,  independent  auditors  (to be filed by amendment).

          (2) Power of Attorney,  dated November 18, 2000 (filed  electronically as Exhibit j2 to  Post-Effective  Amendment No. 20 to the Registration
          Statement of the Registrant on December 1, 2000, File No. 33-39242).

          (3) Power of Attorney, dated November 30, 2001, is included herein.

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master  Distribution  and  Shareholder  Services Plan of Twentieth
          Century Capital Portfolios,  Inc., Twentieth Century Investors,  Inc.,
          Twentieth  Century  Strategic  Asset  Allocations,  Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective  Amendment No.
          9  to  the   Registration   Statement  of  American   Century  Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated June 13, 1997 (filed  electronically as Exhibit
          b15b to Post-Effective  Amendment No. 77 to the Registration Statement
          of American  Century  Mutual  Funds,  Inc. on July 17, 1997,  File No.
          2-14213).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated September 30, 1997 (filed  electronically  as
          Exhibit b15c to  Post-Effective  Amendment No. 78 to the  Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1998,
          File No. 2-14213).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.,  and American  Century  World Mutual  Funds,  Inc.
          (Advisor Class), dated June 30, 1998 (filed  electronically as Exhibit
          b15e to Post-Effective  Amendment No. 11 to the Registration Statement
          of American  Century Capital  Portfolios,  Inc. on June 26, 1998, File
          No. 33-64872).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.,  and American  Century  World Mutual  Funds,  Inc.
          (Advisor  Class),  dated  November 13, 1998 (filed  electronically  as
          Exhibit b15e to  Post-Effective  Amendment No. 12 to the  Registration
          Statement of the Registrant on November 13, 1998, File No. 33-39242).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  February 16, 1999 (filed  electronically  as
          Exhibit  m6 to  Post-Effective  Amendment  No. 83 to the  Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1999,
          File No. 2-14213).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated July 30, 1999 (filed  electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Capital  Portfolios,  Inc. on July 29, 1999, File No.
          33-64872).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  November 19, 1999 (filed  electronically  as
          Exhibit  m8 to  Post-Effective  Amendment  No. 87 to the  Registration
          Statement of American Century Mutual Funds, Inc. on November 29, 1999,
          File No. 2-14213).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocation,  Inc.  and  American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class),  dated June 1, 2000 (filed  electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          the Registrant on May 24, 2000, File No. 33-39242).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective  Amendment No. 24 to the Registration  Statement
          of the Registrant on April 19, 2001, File No. 33-39242).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  December  3, 2001 (filed  electronically  as
          Exhibit m11 to  Post-Effective  Amendment  No. 94 to the  Registration
          Statement of American Century Mutual Funds, Inc. on December 13, 2001,
          File No. 2-14213).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated September 3, 2002, is included herein.

          (13) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century Capital  Portfolios,  Inc.,  American Century Mutual
          Funds, Inc.,  American Century Strategic Asset  Allocations,  Inc. and
          American  Century World Mutual Funds,  Inc. (C Class),  dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective  Amendment
          No. 24 to the  Registration  Statement of the  Registrant on April 19,
          2001, File No. 33-39242).

          (14)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
          Shareholder  Services  Plan of American  Century  Capital  Portfolios,
          Inc.,  American Century Mutual Funds, Inc., American Century Strategic
          Asset Allocations,  Inc. and American Century World Mutual Funds, Inc.
          (C Class),  dated April 30, 2001 (filed  electronically as Exhibit m12 to  Post-Effective  Amendment No. 24 to the Registration  Statement of
          the Registrant on April 19, 2001, File No. 33-39242).

          (15)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
          Shareholder  Services  Plan of American  Century  Capital  Portfolios,
          Inc.,  American Century Mutual Funds, Inc., American Century Strategic
          Asset Allocations,  Inc. and American Century World Mutual Funds, Inc.
          (C Class), dated September 3, 2002, is included herein.

          (16) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century World Mutual Funds,  Inc.,  American  Century Mutual
          Funds,  Inc.,  American  Century Capital  Portfolios,  Inc.,  American
          Century  Investment  Trust,   American  Century  Municipal  Trust  and
          American  Century  California  Tax-Free and Municipal  Funds (A Class)
          dated  September  3,  2002  (filed  electronically  as  Exhibit  m6 to
          Post-Effective  Amendment  No.  34 to the  Registration  Statement  of
          American  Century  California  Tax-Free and Municipal Funds on October
          10, 2002, File No. 2-82734).

          (17) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century World Mutual Funds,  Inc.,  American  Century Mutual
          Funds,  Inc.,  American  Century Capital  Portfolios,  Inc.,  American
          Century  Investment  Trust,   American  Century  Municipal  Trust  and
          American  Century  California  Tax-Free and Municipal  Funds (B Class)
          dated  September  3,  2002  (filed  electronically  as  Exhibit  m7 to
          Post-Effective  Amendment  No.  34 to the  Registration  Statement  of
          American  Century  California  Tax-Free and Municipal Funds on October
          10, 2002, File No. 2-82734).

          (18)   Shareholder   Services  Plan  of  Twentieth   Century   Capital
          Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century
          Strategic  Asset   Allocations,   Inc.  and  Twentieth  Century  World
          Investors,  Inc.  (Service  Class),  dated  September  3, 1996  (filed electronically  as Exhibit b15b to  Post-Effective  Amendment No. 9 to
          the  Registration  Statement of American  Century Capital  Portfolios,
          Inc. on February 17, 1998, File No. 33-64872).

(n)       Amended and Restated  Multiple Class Plan of American  Century Capital
          Portfolios,  Inc.,  American  Century  Mutual  Funds,  Inc.,  American
          Century  Strategic Asset  Allocations,  Inc.,  American  Century World
          Mutual Funds, Inc., American Century California Tax-Free and Municipal
          Funds,  American  Century  Government  Income Trust,  American Century
          Investment Trust,  American Century International Bond Funds, American
          Century Municipal Trust,  American Century  Quantitative  Equity Funds
          and American Century Target Maturities Trust,  dated September 3, 2002
          (filed electronically as Exhibit n to Post-Effective  Amendment No. 35
          to the Registration  Statement of American Century  Municipal Trust on
          September 30, 2002, File No. 2-91229).

(o)       Not applicable.

(p)       American Century  Investments Code of Ethics (filed  electronically as
          Exhibit  p to  Post-Effective  Amendment  No.  30 to the  Registration
          Statement of American Century California  Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

ITEM 24   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25   Indemnification.

     The  Registrant  is a Maryland  Corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's  Articles of  Incorporation,  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26   Business and Other Connections of Investment Advisor.

          None.

ITEM 27   Principal Underwriter.

     I. (a) American Century Investment Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal     Positions and Offices       Positions and Offices
Business Address*        with Underwriter           with Registrant
-----------------------------------------------------------------------

James E. Stowers, Jr.  Chairman and Director           Chairman and Director

James E. Stowers III   Co-Chairman and Director        Director

W. Gordon Snyder       President                       none

William M. Lyons       Chief Executive Officer,        President
                       Executive Vice President
                       and Director

Robert T. Jackson      Executive Vice President,       Executive Vice
                       Chief Financial Officer and     President and
                       Chief Accounting Officer        Chief Financial
                                                       Officer

Joseph Greene          Senior Vice President           none

Brian Jeter            Senior Vice President           none

Mark Killen            Senior Vice President           none

Tom Kmak               Senior Vice President           none

Dave Larrabee          Senior Vice President           none

Barry Mayhew           Senior Vice President           none

David C. Tucker        Senior Vice President           Senior Vice
                       and General Counsel             President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28   Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services.

          Not Applicable.

ITEM 30   Undertakings.

          Not applicable.

                              SIGNATURES

     Pursuant  to  the  requirements  of the  Investment  Company  Act of  1940,
American Century World Mutual Funds, Inc., the Registrant,  has duly caused this
Amendment No. 27 to be signed on its behalf by the  undersigned,  thereunto duly authorized,  in the City of Kansas  City,  State of  Missouri on the 10th day of
October, 2002.

                              American Century World Mutual Funds, Inc.
                              (Registrant)

                              By: /*/William M. Lyons
                              William M. Lyons
                              President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 27 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*William M. Lyons       President                        October 10, 2002
William M. Lyons        and Principal Executive Officer

*Robert T. Jackson      Chief Financial Officer          October 10, 2002
Robert T. Jackson

*Maryanne Roepke        Senior Vice President, Treasurer October 10, 2002
Maryanne Roepke         and Chief Accounting Officer

*James E. Stowers, Jr.  Chairman of the Board and        October 10, 2002
James E. Stowers, Jr.   Director

*James E. Stowers III    Director                        October 10, 2002
James E. Stowers III

*Thomas A. Brown         Director                        October 10, 2002
Thomas A. Brown

*Andrea C. Hall, Ph.D.   Director                        October 10, 2002
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock        Director                        October 10, 2002
D. D. (Del) Hock

*Donald H. Pratt         Director                        October 10, 2002
Donald H. Pratt

*Gale E. Sayers          Director                        October 10, 2002
Gale E. Sayers

*M. Jeannine Strandjord  Director                        October 10, 2002
M. Jeannine Strandjord

*Timothy S. Webster      Director                        October 10, 2002
Timothy S. Webster

*By /s/Janet A. Nash
    Janet A. Nash
    Attorney-in-Fact